Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leased Assets [Line Items]
Term of lease agreement	7 years
Additional lease liabilities	$ (3,342)	$ (4,727)	$ (3,672)
Medellin, Colombia
Operating Leased Assets [Line Items]
Additional lease liabilities		2,700
Sofia, Bulgaria
Operating Leased Assets [Line Items]
Additional lease liabilities		1,500
Tallinn, Estonia
Operating Leased Assets [Line Items]
Additional lease liabilities		600
Lausanne, Switzerland
Operating Leased Assets [Line Items]
Additional lease liabilities	1,200	$ 300
UNITED KINGDOM
Operating Leased Assets [Line Items]
Additional lease liabilities	200		1,100
UNITED STATES
Operating Leased Assets [Line Items]
Additional lease liabilities			$ 2,500
New York, United States of America
Operating Leased Assets [Line Items]
Additional lease liabilities	16,400
Los Angeles, United States of America
Operating Leased Assets [Line Items]
Additional lease liabilities	7,500
SINGAPORE
Operating Leased Assets [Line Items]
Additional lease liabilities	100
Shanghai, China
Operating Leased Assets [Line Items]
Additional lease liabilities	$ 100